Supplement Dated December 4, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated December 4, 2012
To The Prospectus Dated April 30, 2012

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

All changes are effective December 3, 2012, unless otherwise noted.

Effective November 27, 2012, in the summary prospectus for the JNL/Brookfield Global Infrastructure Fund in the section entitled “Portfolio Managers” please delete the table in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Craig Noble, CFA	2011	Co-Chief Investment Officer and Portfolio Manager

In the summary prospectus for the JNL/Goldman Sachs Emerging Markets Debt Fund in the section entitled “Performance”, please add the following paragraph after the second paragraph:

Effective December 3, 2012, for consistency with the Fund’s strategy, the Fund has included the JPMorgan CEMBI Broad Diversified Index, and the blended benchmark of 75% JPMorgan GBI EM Global Diversified Index, 25% JPMorgan CEMBI Broad Diversified Index as the secondary benchmark.

In the summary prospectus for the JNL/Goldman Sachs Emerging Markets Debt Fund in the section entitled “Performance”, please delete the tables entitled “Average Annual Total Returns as of December 31, 2011” in its entirety and replace it with the following:

Average Annual Total Returns as of December 31, 2011
	1 year	Life of Fund (October 6, 2008)
JNL/Goldman Sachs Emerging Markets Debt Fund (Class A)	-4.67%	8.87%
JPMorgan GBI EM Global Diversified Index	-1.75%	11.10%
JPMorgan CEMBI Broad Diversified Index	2.32%	11.95%
75% JPMorgan GBI EM Global Diversified Index, 25% JPMorgan CEMBI Broad Diversified Index	-0.69%	11.43%

Average Annual Total Returns as of December 31, 2011
	1 year	Life of Class (October 6, 2008)
JNL/Goldman Sachs Emerging Markets Debt Fund (Class B)	-4.46%	9.08%
JPMorgan GBI EM Global Diversified Index	-1.75%	11.10%
JPMorgan CEMBI Broad Diversified Index	-4.46%	11.95%
75% JPMorgan GBI EM Global Diversified Index, 25% JPMorgan CEMBI Broad Diversified Index	-0.69%	11.43%

Please remove all references to Lawrence G. Kemp as portfolio manager for the JNL/UBS Large Cap Select Growth Fund.

In the summary prospectus for the JNL/UBS Large Cap Select Growth Fund in the section entitled “Portfolio Managers” please add:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Paul A. Graham, Jr.	December 2012	Head of Growth Investors, Managing Director
Peter J. Bye	December 2012	Senior Investment Analyst, Executive Director
Saverio (Sam) Console	December 2012	Senior Investment Analyst, Executive Director

In the summary prospectus for the JNL/S&P Competitive Advantage Fund, in the section entitled “Principal Investment Strategies” please delete the fourth paragraph in its entirety and replace it with the following::

Certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and other U.S. “Federal Securities Laws” may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  The 1940 Act and other Federal Securities Laws may also limit or prohibit the Funds from making certain investments.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities or other permissible investments.

In the summary prospectus for the JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund, in the section entitled “Principal Investment Strategies” please delete the third paragraph in its entirety and replace it with the following:

Certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and other U.S. “Federal Securities Laws” may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  The 1940 Act and other Federal Securities Laws may also limit or prohibit the Funds from making certain investments.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities or other permissible investments.

In the summary prospectus for the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund, in the section entitled “Principal Risks of Investing in the Fund” please add the following:

•
Regulatory investment limits risk – The U.S. “Federal Securities Laws” may limit the amount a Fund may invest in certain securities.  These limits may be Fund specific or they may apply to the Adviser and/or it Sub-Advisers.  As a result of these regulatory limitations under the Federal Securities Laws, and the asset management and financial industry business activities of the Adviser and the Sub-Advisers and their affiliates, the Adviser, Sub-Advisers, and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser, the Sub-Advisers, and the Funds may encounter trading limitations or restrictions because of aggregation issues or other regulatory requirements.  The Federal Securities Laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These regulatory investment limits may increase the Funds’ expenses and may limit the Funds’ performance.

Effective November 27, 2012, in the prospectus for the JNL/Brookfield Global Infrastructure Fund in the section entitled “The Adviser and Portfolio Management,” please delete the fifth paragraph in its entirety and replace it with the following:

Craig Noble, CFA (Co-Chief Investment Officer and Portfolio Manager) – Mr. Noble is Managing Director and Co-Chief Investment Officer of Brookfield Investment Management as well as Portfolio Manager for Brookfield’s global infrastructure securities business.  Based in Chicago, Mr. Noble oversees all aspects of portfolio management and business development related to the firm’s public equity and credit securities investment strategies.  Additionally, Mr. Noble maintains responsibility for performance and growth of the firm’s global infrastructure securities business, which he has led since its inception in 2008.  Mr. Noble joined Brookfield in 2004 and has more than 14 years of investment experience, including several years with Brookfield’s long-short credit opportunity fund as well as several years of direct infrastructure investment activity with Brookfield’s private equity infrastructure business.  Prior to this, Mr. Noble spent five years with the Bank of Montreal, focused on credit analysis, corporate lending and corporate finance.  Mr. Noble holds the Chartered Financial Analyst designation and has a Masters degree from York University’s Schulich School of Business and a Commerce degree from Mount Allison University.

In the prospectus for the JNL/UBS Large Cap Select Growth Fund in the section entitled “The Adviser and Portfolio Management,” please delete the third paragraph in its entirety and replace it with the following:

Paul A. Graham, Jr. is the senior portfolio manager for the Fund since December 2012. In this capacity, Mr. Graham will oversee the portfolio construction process and provide oversight and leadership for the team.  Mr. Graham has held portfolio management responsibilities with UBS Global AM since 1994.  Mr. Graham has 26 years of investment experience and has a Bachelor of Arts from Dartmouth College.

Peter J. Bye is a senior analyst for the Fund since December 2012, covering the health care and consumer discretionary sectors.  Mr. Bye joined UBS Global Asset Management in 2010 after twelve years in equity research on the sell side covering health care sectors at Cowen & Co., Citigroup, Wachovia and most recently at Jefferies and Co.  Mr. Bye has 18 years of investment experience and has a Bachelor of Arts from Harvard University.

Sam Console is a senior analyst for the Fund since December 2012. Mr. Console is responsible for issue selection in the consumer discretionary and consumer staples sectors.  Mr. Console joined UBS in 1997 and prior to assuming his current role on the US Large Cap Growth Equity team in 2005, he was responsible for providing research and analytical support, including database management, development of valuation models and creation of trade communications systems for the Growth Investors group. Mr. Console has 15 years of investment experience and a Bachelor of Arts from Texas A&M University.

In the prospectus for the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund, in the section entitled “Principal Investment Strategies” please delete the sixth paragraph in its entirety and replace it with the following::

Certain provisions of the 1940 Act, and other U.S. “Federal Securities Laws” may limit the ability of the Fund to invest more than 5% of the Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”).  The 1940 Act and other Federal Securities Laws may also limit or prohibit the Funds from making certain investments.  If a Securities Related Company is selected by the strategy described above, the Sub-Advisers may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions.  Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities or other permissible investments.

In the prospectus for the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund, in the section entitled “Principal Risks of Investing in the Fund” please add the following:

•	Regulatory investment limits risk

In the prospectus, in the section entitled “Glossary of Risks” please add the following:

Regulatory investment limits risk – The U.S. “Federal Securities Laws” may limit the amount a Fund may invest in certain securities.  These limits may be Fund specific or they may apply to the Adviser and/or it Sub-Advisers.  As a result of these regulatory limitations under the Federal Securities Laws, and the asset management and financial industry business activities of the Adviser and the Sub-Advisers and their affiliates, the Adviser, Sub-Advisers, and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser, the Sub-Advisers, and the Funds may encounter trading limitations or restrictions because of aggregation issues or other regulatory requirements.  The Federal Securities Laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These regulatory investment limits may increase the Funds’ expenses and may limit the Funds’ performance.

This supplement is dated December 4, 2012.

Supplement Dated December 4, 2012
To The Statement of Additional Information
Dated April 30, 2012

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

On page 74, please delete the disclosure for William R. Rybak and replace it with the following:

Name, Address and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee or Officer
William R. Rybak (61) 1 Corporate Way Lansing, MI 48951	Trustee 2 (1/2007 to present)	111
Principal Occupation(s) During Past 5 Years: Board Member of various corporate boards (see below) (2002 to present)
Other Directorships Held by Trustee During Past 5 Years:
Member of the Board of Directors of Christian Brothers Investments, Inc. (2010 to present); Member of the Board of Trustees of Lewis University (10/2012 to present), Chairman of the Board of Trustees of Lewis University (1982 – 2009) and Chair Emeritus (2009 to present); Member of the Board of Directors of Howe Barnes Hoefer Arnett (2001 to 3/2011); Member of the Boards of each of the Calamos Mutual Funds (2002 to present); Member of the Board of Directors of The PrivateBancorp (2003 to present); Chairman of the Board of Trustees of St. Coletta’s of Illinois (2004 to 2007) and Member of the Board (2000 to 2007)

On page 123, under “Goldman Sachs Asset Management L.P.” in the sub-section “Fixed Income Base Salary and Performance Bonus” please delete the third paragraph and replace it with the following:

The primary benchmark for the JNL/Goldman Sachs Emerging Markets Debt Fund is the JPMorgan EMBI Global Diversified Index and  a blended benchmark of 75% JPMorgan GBI EM Global Diversified Index, 25% JPMorgan Corporate Emerging Market Bond Index is the secondary benchmark.  This secondary benchmark will be used for purposes of portfolio manager compensation.

On page 175, in the section “Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest” please delete the table for Lawrence G. Kemp in its entirety and add the following tables in its place:

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of September 30, 2012:

Paul A. Graham, Jr.1	Number Of Accounts	Total Assets
registered investment companies:	1	$151,000,000
other pooled investment vehicles:	1	$339,000,000
other accounts2:	11	$178,000,000

Peter J. Bye1	Number Of Accounts	Total Assets
registered investment companies:	0	$0
other pooled investment vehicles:	0	$0
other accounts:	0	$0

Saverio (Sam) Console1	Number Of Accounts	Total Assets
registered investment companies:	0	$0
other pooled investment vehicles:	0	$0
other accounts:	0	$0

1 Messrs. Graham, Bye and Console became portfolio managers on December 3, 2012.
2 One account with approximately $128 million has an advisory fee based upon the performance of the account.

On page 176, in the section “Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest” please delete the table for Lawrence G. Kemp in its entirety and add the following tables in its place:

Security Ownership of Portfolio Managers for the JNL/UBS Large Cap Select Growth Fund

Security Ownership of Portfolio Managers	Paul A. Graham, Jr.	Peter J. Bye	Saverio (Sam) Console
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

This Supplement is dated December 4, 2012.

(To be used with V3180 04/12 and V3180PROXY 04/12.)

CMX10222 12/12